American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2023

Small Cap Value - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 0.1%
Leonardo DRS, Inc.(1)(2)	445,000	7,716,300
Automobile Components — 0.3%
Atmus Filtration Technologies, Inc.(1)	855,000	18,775,800
Banks — 19.5%
Ameris Bancorp	1,545,000	52,854,450
BankUnited, Inc.	1,735,000	37,389,250
Columbia Banking System, Inc.	1,870,000	37,923,600
ConnectOne Bancorp, Inc.	625,000	10,368,750
CVB Financial Corp.	2,190,000	29,083,200
First BanCorp	8,080,000	98,737,600
First Interstate BancSystem, Inc., Class A	1,700,000	40,528,000
First Merchants Corp.	715,000	20,184,450
First Mid Bancshares, Inc.	96,731	2,335,086
FNB Corp.	8,605,000	98,441,200
Home BancShares, Inc.	4,340,000	98,952,000
Independent Bank Group, Inc.	775,000	26,760,750
Old National Bancorp	8,405,000	117,165,700
Origin Bancorp, Inc.	715,000	20,949,500
Pacific Premier Bancorp, Inc.	2,533,250	52,387,610
Premier Financial Corp.	495,000	7,929,900
Provident Financial Services, Inc.	1,270,000	20,751,800
QCR Holdings, Inc.	296,371	12,160,102
SouthState Corp.	1,485,000	97,713,000
Towne Bank	650,000	15,106,000
UMB Financial Corp.	1,150,000	70,035,000
Valley National Bancorp	8,885,000	68,858,750
Veritex Holdings, Inc.	645,000	11,564,850
		1,048,180,548
Building Products — 1.4%
DIRTT Environmental Solutions(1)	3,909,691	1,021,211
Hayward Holdings, Inc.(1)	2,155,000	27,691,750
Tecnoglass, Inc.	920,000	47,527,200
		76,240,161
Capital Markets — 1.0%
Donnelley Financial Solutions, Inc.(1)	780,000	35,513,400
Patria Investments Ltd., Class A	1,270,000	18,161,000
		53,674,400
Chemicals — 1.8%
Element Solutions, Inc.	1,060,000	20,352,000
Ingevity Corp.(1)	329,723	19,176,690
Minerals Technologies, Inc.	985,000	56,824,650
		96,353,340
Commercial Services and Supplies — 3.7%
Brink's Co.	1,510,000	102,423,300
CECO Environmental Corp.(1)	606,953	8,108,892
Deluxe Corp.(3)	2,286,583	39,969,471
Loomis AB	995,000	29,056,583
OPENLANE, Inc.(1)	1,407,987	21,429,562
		200,987,808

Construction and Engineering — 0.4%
Dycom Industries, Inc.(1)	210,000	23,866,500
Containers and Packaging — 2.8%
Graphic Packaging Holding Co.	4,945,000	118,828,350
Pactiv Evergreen, Inc.	4,408,326	33,371,028
		152,199,378
Electric Utilities — 0.4%
ALLETE, Inc.	340,000	19,709,800
Electronic Equipment, Instruments and Components — 5.6%
Avnet, Inc.	2,205,000	111,242,250
Belden, Inc.	275,000	26,303,750
Coherent Corp.(1)	2,535,000	129,234,300
Vontier Corp.	1,000,000	32,210,000
		298,990,300
Energy Equipment and Services — 3.6%
Cactus, Inc., Class A	1,535,000	64,961,200
ChampionX Corp.	4,075,000	126,488,000
		191,449,200
Financial Services — 6.3%
A-Mark Precious Metals, Inc.(3)	1,215,000	45,483,525
Compass Diversified Holdings(2)(3)	4,617,561	100,154,898
Enact Holdings, Inc.	395,000	9,926,350
Euronet Worldwide, Inc.(1)	560,000	65,727,200
EVERTEC, Inc.	3,175,000	116,935,250
		338,227,223
Gas Utilities — 1.1%
Northwest Natural Holding Co.	215,000	9,255,750
Southwest Gas Holdings, Inc.	765,000	48,692,250
		57,948,000
Health Care Equipment and Supplies — 2.1%
Embecta Corp.	1,730,000	37,368,000
Enovis Corp.(1)	650,000	41,678,000
Envista Holdings Corp.(1)	1,020,000	34,516,800
		113,562,800
Health Care Providers and Services — 0.2%
AMN Healthcare Services, Inc.(1)	90,000	9,820,800
Health Care REITs — 1.6%
CareTrust REIT, Inc.	1,250,000	24,825,000
National Health Investors, Inc.	480,000	25,161,600
Physicians Realty Trust	2,665,000	37,283,350
		87,269,950
Hotel & Resort REITs — 0.2%
Summit Hotel Properties, Inc.	1,425,000	9,276,750
Hotels, Restaurants and Leisure — 3.6%
Accel Entertainment, Inc.(1)	3,495,000	36,907,200
Boyd Gaming Corp.	300,000	20,811,000
Dave & Buster's Entertainment, Inc.(1)	1,485,000	66,171,600
Everi Holdings, Inc.(1)	1,750,000	25,305,000
Penn Entertainment, Inc.(1)	1,505,000	36,165,150
Red Robin Gourmet Burgers, Inc.(1)(2)	645,000	8,920,350
		194,280,300
Household Durables — 3.0%
Cavco Industries, Inc.(1)	70,000	20,650,000
Skyline Champion Corp.(1)	1,895,000	124,027,750
Vizio Holding Corp., Class A(1)	2,145,000	14,478,750
		159,156,500

Household Products — 1.7%
Spectrum Brands Holdings, Inc.	1,175,000	91,708,750
Insurance — 2.8%
Axis Capital Holdings Ltd.	1,940,000	104,430,200
Fidelis Insurance Holdings Ltd.(1)	1,660,000	22,659,000
Selective Insurance Group, Inc.	270,000	25,906,500
		152,995,700
Leisure Products — 3.5%
Brunswick Corp.	1,320,000	114,364,800
Malibu Boats, Inc., Class A(1)	970,000	56,900,200
Solo Brands, Inc., Class A(1)	2,955,000	16,725,300
		187,990,300
Machinery — 5.3%
Esab Corp.	235,000	15,636,900
Gates Industrial Corp. PLC(1)	5,705,000	76,903,400
Hillman Solutions Corp.(1)	6,537,990	58,907,290
Luxfer Holdings PLC	750,000	10,672,500
Timken Co.	1,350,000	123,565,500
		285,685,590
Media — 1.9%
Cable One, Inc.	90,000	59,137,200
Entravision Communications Corp., Class A(3)	7,955,000	34,922,450
Townsquare Media, Inc., Class A	670,000	7,979,700
		102,039,350
Office REITs — 1.1%
Easterly Government Properties, Inc.(2)	1,235,000	17,907,500
Highwoods Properties, Inc.	1,675,000	40,049,250
		57,956,750
Oil, Gas and Consumable Fuels — 2.4%
Earthstone Energy, Inc., Class A(1)	1,605,497	22,942,552
Enviva, Inc.(2)	1,260,000	13,671,000
Magnolia Oil & Gas Corp., Class A	2,700,000	56,430,000
Northern Oil & Gas, Inc.	1,030,000	35,349,600
		128,393,152
Personal Care Products — 1.7%
Edgewell Personal Care Co.	2,185,000	90,262,350
Professional Services — 2.5%
Barrett Business Services, Inc.	306,578	26,733,602
IBEX Holdings Ltd.(1)	805,000	17,090,150
Korn Ferry	1,450,000	71,833,000
NV5 Global, Inc.(1)	146,003	16,172,752
		131,829,504
Residential REITs — 0.5%
UMH Properties, Inc.	1,600,000	25,568,000
Retail REITs — 1.3%
Kite Realty Group Trust	2,190,000	48,924,600
NETSTREIT Corp.	1,055,000	18,852,850
		67,777,450
Semiconductors and Semiconductor Equipment — 2.7%
Cohu, Inc.(1)	620,000	25,767,200
Kulicke & Soffa Industries, Inc.	1,480,000	87,986,000
MKS Instruments, Inc.	297,589	32,169,371
		145,922,571
Software — 2.1%
Digital Turbine, Inc.(1)	1,910,000	17,724,800

Teradata Corp.(1)	1,730,000	92,399,300
		110,124,100
Specialized REITs — 0.9%
Four Corners Property Trust, Inc.	1,895,000	48,133,000
Specialty Retail — 2.8%
MarineMax, Inc.(1)(3)	1,650,000	56,364,000
OneWater Marine, Inc., Class A(1)(2)(3)	1,415,000	51,279,600
Penske Automotive Group, Inc.	255,000	42,490,650
		150,134,250
Textiles, Apparel and Luxury Goods — 2.7%
Capri Holdings Ltd.(1)	1,795,000	64,422,550
Tapestry, Inc.	1,940,000	83,032,000
		147,454,550
Tobacco — 0.3%
Turning Point Brands, Inc.	705,000	16,927,050
Trading Companies and Distributors — 3.8%
Beacon Roofing Supply, Inc.(1)	1,060,000	87,958,800
DXP Enterprises, Inc.(1)	645,000	23,484,450
GMS, Inc.(1)	1,138,491	78,783,577
Karat Packaging, Inc.	373,624	6,818,638
Titan Machinery, Inc.(1)	148,579	4,383,081
		201,428,546
TOTAL COMMON STOCKS (Cost $4,715,544,444)		5,300,016,821
SHORT-TERM INVESTMENTS — 1.8%
Discount Notes(4) — 0.1%
Federal Home Loan Bank Discount Notes, 4.93%, 7/3/23	5,000,000	5,000,000
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	130,714	130,714
State Street Navigator Securities Lending Government Money Market Portfolio(5)	11,636,287	11,636,287
		11,767,001
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $12,648,458), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $12,329,247)		12,324,091
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50% 2.875%, 5/15/43 - 5/15/46, valued at $68,159,536), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $66,851,066)		66,823,000
		79,147,091
TOTAL SHORT-TERM INVESTMENTS (Cost $95,912,759)		95,914,092
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $4,811,457,203)		5,395,930,913
OTHER ASSETS AND LIABILITIES — (0.5)%		(28,886,689)
TOTAL NET ASSETS — 100.0%		$5,367,044,224

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,052,606	SEK	245,944,100	UBS AG	9/29/23	$155,110
USD	896,892	SEK	9,641,550	UBS AG	9/29/23	(740)
USD	875,267	SEK	9,472,400	UBS AG	9/29/23	(6,617)
						$147,753

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,102,235. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,519,366, which includes securities collateral of $2,883,079.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,270,960,238	$29,056,583	—
Short-Term Investments	11,767,001	84,147,091	—
	$5,282,727,239	$113,203,674	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$155,110	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,357	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.	$46,604	—	$4,469	$3,349	$45,484	1,215	$387	$269
Compass Diversified Holdings(1)	88,722	—	882	12,315	100,155	4,618	(277)	1,163
Deluxe Corp.	36,585	—	—	3,384	39,969	2,287	—	686
DXP Enterprises, Inc.(2)(3)	23,703	$229	5,782	5,335	(3)	(3)	2,281	—
Entravision Communications Corp., Class A	46,808	1,263	235	(12,914)	34,922	7,955	(16)	398
EVERTEC, Inc.(3)	111,375	—	4,899	10,460	(3)	(3)	(605)	165
MarineMax, Inc.(2)	49,594	—	3,621	10,391	56,364	1,650	(1,153)	—
OneWater Marine, Inc.(1)(2)	40,277	—	1,218	12,221	51,280	1,415	(527)	—
	$443,668	$1,492	$21,106	$44,541	$328,174	19,140	$90	$2,681
(1)Security, or a portion thereof, is on loan.
(2)Non-income producing.
(3)Company was not an affiliate at June 30, 2023.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.